Basis of Presentation and Summary of Significant Accounting Policies - Net income (loss) per share (Details) - USD ($)		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Denominator:
Weighted Average Number of Shares Outstanding, Basic and Diluted		10,258,463		10,245,074		10,249,586	10,245,074	10,245,074	10,223,375
Earnings Per Share, Basic and Diluted		$ (0.78)		$ (0.32)		$ (1.78)	$ (0.98)	$ (1.36)	$ (1.44)
Ivanhoe Capital Acquisition Corp [Member]
Denominator:
Weighted Average Number of Shares Outstanding, Basic and Diluted	[1],[2]				6,000,000
Earnings Per Share, Basic and Diluted					$ (0.01)
Common Class A [Member] | Ivanhoe Capital Acquisition Corp [Member]
Numerator:
Allocation of net income (loss)		$ 2,699,294				$ (4,405,422)
Denominator:
Weighted Average Number of Shares Outstanding, Basic and Diluted		27,600,000				26,589,011
Earnings Per Share, Basic and Diluted		$ 0.10				$ (0.17)
Common Class B [Member] | Ivanhoe Capital Acquisition Corp [Member]
Numerator:
Allocation of net income (loss)		$ 674,824	$ (20,233)			$ (1,137,770)
Denominator:
Weighted Average Number of Shares Outstanding, Basic and Diluted		6,900,000	6,000,000			6,867,033
Earnings Per Share, Basic and Diluted		$ 0.10	$ 0.00			$ (0.17)

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the surrender of 2,875,000 Class B ordinary shares to the Company for cancellation for no consideration on December 16, 2020; and (ii) the share capitalization of 1,150,000 shares on January 6, 2021, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding (see Note 6).
[2]	This number excludes an aggregate of up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. On January 11, 2021, the underwriter exercised its over-allotment option, in full; thus these shares are no longer subject to forfeiture (see Note 6).